Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Details
Revenue	$ 97	$ 220	$ 151	$ 300	$ 548	$ 413
Cost of sales	9	18	13	26	48	32
Gross profit	88	202	138	274	500	381
Expenses:
General and administrative	15,398	2,310	17,245	8,990	12,324	13,686
Total Expense	15,398	2,310	17,245	8,990	12,324	13,686
Operating Income (Loss)	(15,310)	(2,108)	(17,107)	(8,716)	(11,824)	(13,305)
Other Expense
Interest expense	(95)	0	(95)	0
Net Loss	$ (15,405)	$ (2,108)	$ (17,202)	$ (8,716)	$ (11,824)	$ (13,305)
Earnings Per Share, Basic and Diluted	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted Average Number of Shares Outstanding, Basic and Diluted	5,285,676	5,285,787	5,285,732	5,285,787	5,285,747	5,285,747